Commitments and Contingencies (Minimum Future Payments) (Details) - Operating Leases Propane Storage And Transporation And Terminalling Agreements [Member] $ in Millions	Dec. 31, 2016 USD ($)
Other Commitments [Line Items]
2016	$ 46
2017	62
2018	61
2019	61
2020	61
2021 and thereafter	317
Total	$ 608